Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant, and Equipment
Property, Plant, and Equipment

(D.4)   Property, Plant, and Equipment

y Depreciation of Property, Plant, and Equipment

Property, plant, and equipment are typically depreciated using the straight-line method. Judgment is required in estimating the useful life of the assets. In this assessment we consider, among others, our history with similar assets and current and future changes in technology.

Useful Lives of Property, Plant, and Equipment

Buildings	Predominantly 25 to 50 years
Leased assets and leasehold improvements	Based on the term of the lease contract
Information technology equipment	2 to 6 years
Office furniture	4 to 20 years
Automobiles	4 to 5 years

Property, Plant, and Equipment

€ millions	Land and Buildings	Land and	Other Property,	Other Property,	Advance	Total
		Buildings Leased	Plant, and	Plant, and	Payments and
			Equipment	Equipment	Construction
				Leased	in Progress
12/31/2023	1,430	1,320	1,309	55	162	4,276
12/31/2024	1,501	1,391	1,379	66	156	4,493

Additions
12/31/2023	58	102	470	82	98	810
12/31/2024	87	321	549	90	91	1,138

The additions (other than from business combinations) relate primarily to the replacement and purchase of information technology equipment and the construction and leasing of buildings and data centers. The increase in additions is primarily related to renewals of leased buildings. For more information about leases, see Note (D.5).